Segment Reporting (Details) - Schedule of Reconciliation of Information on Reportable Segments to Amounts Reported in Consolidated Financial Statements - ZAR (R) R in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Schedule of Reconciliation of Information on Reportable Segments to the Amounts Reported in Consolidated Financial Statements [Abstract]
Total segment operating profits	R 1,042,502	R 881,915	R 699,125
IPO costs			(10,288)
Finance income	39,418	23,255	6,083
Finance cost	(15,822)	(10,095)	(12,331)
Fair value changes to derivative assets	(388)	(971)	(506)
Consolidated profit before taxation	R 1,065,710	R 894,104	R 682,083